Income Taxes (Statutory tax rate impact on Income tax expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Expected statutory tax expense					$ 24,246	$ 14,939	$ 7,437
Impact of non-controlling interest attributable to non-tax paying entity					(18,255)	(7,977)	0
State income taxes, net of federal expense					948	1,690	1,770
Income tax effect of nondeductible entertainment expenses					1,125	1,045	777
Income tax effect of nondeductible lobbying expenses					425	369	298
Income tax effect of nondeductible officer compensation					1,351	824	1,718
Other, net					189	67	88
Income Tax Expense (Benefit), Total	$ 1,400	$ 5,078	$ 2,355	$ 1,196	$ 10,029	$ 10,957	$ 12,088